Trade receivables, net (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Gross carrying amount [member]
Trade receivables, net (Details) [Line Items]
Impairment allowances	¥ 71.1	¥ 52.3